Description of Business and Summary of Significant Accounting Policies - Foreign Currency, Restricted Cash, and Deferred Offering Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net foreign currency remeasurement losses	$ 100	$ 900	$ 400
Restricted cash, current	200	200
Restricted cash, noncurrent	4,146	4,011
Deferred offering costs		$ 1,400
Deferred offering costs recognized through IPO completion	$ 4,500